Employee benefits - Average Life Expectancy After Retirement (Details) - Defined benefit retirement plans	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Germany
Disclosure of defined benefit plans [line items]
Male	21 years	21 years
Female	24 years	24 years
Sweden
Disclosure of defined benefit plans [line items]
Male	22 years	22 years
Female	24 years	24 years
Austria
Disclosure of defined benefit plans [line items]
Male	23 years	23 years
Female	25 years	25 years
Italy
Disclosure of defined benefit plans [line items]
Male	19 years	19 years
Female	22 years	22 years